Provisions - Analysis of changes in exposures - Undrawn credit lines (Details) - Undrawn credit lines $ in Millions	12 Months Ended
Dec. 31, 2018 CLP ($)
Contingencies and Commitments
Exposure as at beginning of period	$ 7,240,406
Total	7,769,325
12-month expected credit losses | Financial instruments not credit-impaired | Individual
Contingencies and Commitments
Total	1,279,611
12-month expected credit losses | Financial instruments not credit-impaired | Group
Contingencies and Commitments
Total	5,512,504
Lifetime expected credit losses | Financial instruments not credit-impaired | Individual
Contingencies and Commitments
Total	178,586
Lifetime expected credit losses | Financial instruments not credit-impaired | Group
Contingencies and Commitments
Total	786,663
Lifetime expected credit losses | Financial instruments credit-impaired | Individual
Contingencies and Commitments
Total	328
Lifetime expected credit losses | Financial instruments credit-impaired | Group
Contingencies and Commitments
Total	11,633
Gross Balance
Contingencies and Commitments
Exposure as at beginning of period	7,240,406
Net change on exposures	601,223
Foreign exchange adjustments	(72,304)
Total	7,769,325
Gross Balance | 12-month expected credit losses | Financial instruments not credit-impaired | Individual
Contingencies and Commitments
Exposure as at beginning of period	1,199,593
Net change on exposures	111,426
Transfer to Stage 1	130,936
Transfer to Stage 2	(166,795)
Transfer to Stage 3	(120)
Foreign exchange adjustments	4,571
Total	1,279,611
Gross Balance | 12-month expected credit losses | Financial instruments not credit-impaired | Group
Contingencies and Commitments
Exposure as at beginning of period	5,086,210
Net change on exposures	621,021
Transfer to Stage 1	491,857
Transfer to Stage 2	(561,588)
Transfer to Stage 3	(1,928)
Foreign exchange adjustments	(123,068)
Total	5,512,504
Gross Balance | Lifetime expected credit losses | Financial instruments not credit-impaired | Individual
Contingencies and Commitments
Exposure as at beginning of period	147,053
Net change on exposures	(5,449)
Transfer to Stage 1	(130,926)
Transfer to Stage 2	166,892
Transfer to Stage 3	(217)
Foreign exchange adjustments	1,233
Total	178,586
Gross Balance | Lifetime expected credit losses | Financial instruments not credit-impaired | Group
Contingencies and Commitments
Exposure as at beginning of period	794,449
Net change on exposures	(114,834)
Transfer to Stage 1	(488,237)
Transfer to Stage 2	563,941
Transfer to Stage 3	(13,476)
Foreign exchange adjustments	44,820
Total	786,663
Gross Balance | Lifetime expected credit losses | Financial instruments credit-impaired | Individual
Contingencies and Commitments
Exposure as at beginning of period	411
Net change on exposures	(326)
Transfer to Stage 1	(11)
Transfer to Stage 2	(97)
Transfer to Stage 3	337
Foreign exchange adjustments	14
Total	328
Gross Balance | Lifetime expected credit losses | Financial instruments credit-impaired | Group
Contingencies and Commitments
Exposure as at beginning of period	12,690
Net change on exposures	(10,615)
Transfer to Stage 1	(3,619)
Transfer to Stage 2	(2,353)
Transfer to Stage 3	15,404
Foreign exchange adjustments	126
Total	11,633
Accumulated Amortization
Contingencies and Commitments
Exposure as at beginning of period	18,971
Net change on exposures	(577)
Impact on year end ECL of exposures transferred between stages during the year	1,554
Foreign exchange adjustments	438
Total	20,386
Accumulated Amortization | Financial instruments not credit-impaired | Individual
Contingencies and Commitments
Exposure as at beginning of period	937
Net change on exposures	684
Transfer to Stage 1	99
Transfer to Stage 2	(87)
Impact on year end ECL of exposures transferred between stages during the year	(3)
Foreign exchange adjustments	4
Total	1,634
Accumulated Amortization | 12-month expected credit losses | Financial instruments not credit-impaired | Group
Contingencies and Commitments
Exposure as at beginning of period	8,071
Net change on exposures	2,796
Transfer to Stage 1	1,463
Transfer to Stage 2	(3,246)
Transfer to Stage 3	(92)
Impact on year end ECL of exposures transferred between stages during the year	31
Foreign exchange adjustments	100
Total	9,123
Accumulated Amortization | Lifetime expected credit losses | Financial instruments not credit-impaired | Individual
Contingencies and Commitments
Exposure as at beginning of period	147
Net change on exposures	21
Transfer to Stage 1	(96)
Transfer to Stage 2	124
Transfer to Stage 3	(5)
Impact on year end ECL of exposures transferred between stages during the year	(56)
Foreign exchange adjustments	2
Total	137
Accumulated Amortization | Lifetime expected credit losses | Financial instruments not credit-impaired | Group
Contingencies and Commitments
Exposure as at beginning of period	4,747
Net change on exposures	(2,669)
Transfer to Stage 1	(817)
Transfer to Stage 2	3,898
Transfer to Stage 3	(818)
Impact on year end ECL of exposures transferred between stages during the year	(441)
Foreign exchange adjustments	294
Total	4,194
Accumulated Amortization | Lifetime expected credit losses | Financial instruments credit-impaired | Individual
Contingencies and Commitments
Net change on exposures	41
Transfer to Stage 1	(4)
Transfer to Stage 2	(37)
Transfer to Stage 3	5
Impact on year end ECL of exposures transferred between stages during the year	(5)
Accumulated Amortization | Lifetime expected credit losses | Financial instruments credit-impaired | Group
Contingencies and Commitments
Exposure as at beginning of period	5,069
Net change on exposures	(1,450)
Transfer to Stage 1	(645)
Transfer to Stage 2	(652)
Transfer to Stage 3	910
Impact on year end ECL of exposures transferred between stages during the year	2,028
Foreign exchange adjustments	38
Total	$ 5,298